Related Party Transactions (Details) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 14, 2018	Aug. 10, 2018	Mar. 12, 2018	Jul. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jul. 26, 2018	Jun. 15, 2018	May 15, 2018	Apr. 15, 2018	Mar. 15, 2018	Feb. 15, 2018	Jan. 15, 2018	Nov. 30, 2017	Oct. 20, 2017
Related Party Transactions (Textual)
Principal amount										$ 475,000	$ 475,000	$ 475,000	$ 475,000	$ 475,000	$ 475,000	$ 200,000
Accrued salary																	$ 375,000
Common per share value					$ 0.0001		$ 0.0001	$ 0.0001
Non cash expense								$ 2,500
Total interest expense					$ 213,750		$ 800,467
Accrued interest					73,625		73,625
Accrued interest on loans					2,367
Note [Member] | Maximum [Member]
Related Party Transactions (Textual)
Principal amount									$ 3,000,000
Note [Member] | Minimum [Member]
Related Party Transactions (Textual)
Principal amount									1,000,000
Chief Executive Officer [Member]
Related Party Transactions (Textual)
Accrued salary								$ 380,502
Convertible debt converted into common shares								3,805,017
Chief Financial Officer [Member]
Related Party Transactions (Textual)
Issued shares of common stock								25,000
Common per share value								$ 0.10
Ronny Yakov [Member]
Related Party Transactions (Textual)
Borrowed from related party		$ 25,000
Related party transactions interest rate		12.00%
Additional loan amount		$ 45,000
John Herzog [Member]
Related Party Transactions (Textual)
Borrowed from related party			$ 30,000
Related party transactions interest rate				12.00%
Cash proceeds				$ 1,000,000
Herzog [Member]
Related Party Transactions (Textual)
Principal amount	$ 2,000,000								$ 1,000,000
Accrued expenses due to related parties					131,616		52,849
Reflecting payment	$ 2,000,000
Description of credit agreement	The maturity date of the Note from March 31, 2019 to September 30, 2020
Total interest expense					88,767		82,849
Mr. Yakov [Member]
Related Party Transactions (Textual)
Accrued compensation					568,080		568,292	$ 394,927
Repaid advances					$ 17,684		$ 17,684	$ 18,366